Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Components of Income Tax Expense (Benefit) [text block table]
in € m.	2021	2020	2019
Current tax expense (benefit):
Tax expense (benefit) for current year	847	739	757
Adjustments for prior years	14	(46)	5
Total current tax expense (benefit)	861	693	762
Deferred tax expense (benefit):
Origination and reversal of temporary differences, unused tax losses and tax credits	108	(224)	(71)
Effect of changes in tax law and/or tax rate	(26)	(11)	(9)
Adjustments for prior years	(20)	(67)	1,948
Total deferred tax expense (benefit)	62	(302)	1,868
Total income tax expense (benefit)	923	391	2,630

Analysis of the Difference between the Amount (Expected Tax Expense at Domestic Income Tax Rate vs. Actual Income Tax Expense) [text block table]
Difference between applying German statutory (domestic) income tax rate and actual income tax expense/(benefit)
in € m.	2021	2020	2019
Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3% for 2020 and 31.3% for 2019)	1,101	314	(825)
Foreign rate differential	(89)	(39)	170
Tax-exempt gains on securities and other income	(183)	(181)	(191)
Loss (income) on equity method investments	(11)	(18)	(19)
Nondeductible expenses	287	293	326
Impairments of goodwill	1	0	269
Changes in recognition and measurement of deferred tax assets[1]	(227)	96	2,785
Effect of changes in tax law and/or tax rate	(26)	(11)	(9)
Effect related to share-based payments	1	(29)	54
Other[1]	69	(34)	70
Actual income tax expense (benefit)	923	391	2,630

[1] Current and deferred tax expense/(benefit) relating to prior years are mainly reflected in the line items “Changes in recognition and measurement of deferred tax assets” and “Other”.

Income Tax Charged or Credited to Equity [text block table]
Income taxes credited or charged to equity (other comprehensive income/additional paid in capital)
in € m.	2021	2020	2019
Actuarial gains (losses) related to defined benefit plans	(207)	76	402
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss	5	6	1
Financial assets mandatory at fair value through other comprehensive income:
Unrealized net gains (losses) arising during the period	111	(204)	(42)
Realized net gains (losses) arising during the period (reclassified to profit or loss)	68	84	71
Derivatives hedging variability of cash flows:
Unrealized net gains (losses) arising during the period	(2)	4	1
Net gains (losses) reclassified to profit or loss	15	(1)	1
Other equity movement:
Unrealized net gains (losses) arising during the period	88	(19)	162
Net gains (losses) reclassified to profit or loss	6	14	0
Income taxes credited (charged) to other comprehensive income	84	(40)	596
Other income taxes credited (charged) to equity	45	11	(11)

Major Components of Gross Deferred Income Tax Assets and Liabilities [text block table]
Major components of the Group’s gross deferred tax assets and liabilities
in € m.	Dec 31, 2021	Dec 31, 2020
Deferred tax assets:
Unused tax losses	1,653	1,476
Unused tax credits	2	0
Deductible temporary differences:
Trading activities, including derivatives	1,869	2,905
Employee benefits, including equity settled share based payments	2,533	2,457
Accrued interest expense	1,428	1,122
Loans and borrowings, including allowance for loans	892	1,069
Leases	857	806
Intangible Assets	52	214
Fair value OCI (IFRS 9)	53	1
Other assets	515	560
Other provisions	110	122
Other liabilities	10	4
Total deferred tax assets pre offsetting	9,974	10,736
Deferred tax liabilities:
Taxable temporary differences:
Trading activities, including derivatives	1,770	2,658
Employee benefits, including equity settled share based payments	296	183
Loans and borrowings, including allowance for loans	538	501
Leases	774	712
Intangible Assets	501	560
Fair value OCI (IFRS 9)	76	144
Other assets	214	350
Other provisions	82	79
Other liabilities	41	47
Total deferred tax liabilities pre offsetting	4,292	5,234

After Offsetting, Deferred Tax Assets and Liabilities [text block table]
Deferred tax assets and liabilities, after offsetting
in € m.	Dec 31, 2021	Dec 31, 2020
Presented as deferred tax assets	6,180	6,063
Presented as deferred tax liabilities	498	561
Net deferred tax assets	5,682	5,502

Items where no Deferred Tax Assets were recognized [text block table]
Items for which no deferred tax assets were recognized
in € m.	Dec 31, 2021¹	Dec 31, 2020¹
Deductible temporary differences	(988)	(2,204)
Not expiring	(10,331)	(9,982)
Expiring in subsequent period	0	(138)
Expiring after subsequent period	(5,811)	(4,702)
Unused tax losses	(16,142)	(14,822)
Expiring after subsequent period	(20)	(56)
Unused tax credits	(21)	(58)

[1] Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes.